Related Party Transactions - Founder Shares (Details)					3 Months Ended	6 Months Ended
	Dec. 10, 2020 shares	Dec. 08, 2020 shares	Nov. 24, 2020 shares	Oct. 02, 2020 USD ($) shares	Dec. 31, 2020 USD ($) D $ / shares shares	Jun. 30, 2021 D $ / shares shares
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 25,000
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common Stock, Shares, Issued					10,350,000	10,350,000
Common shares, shares outstanding	1,725,000				10,350,000	10,350,000
Sponsor | Class B Ordinary Shares
Related Party Transaction [Line Items]
Consideration received | $				$ 25,000
Consideration received, shares				11,500,000
Number of shares surrender			2,875,000
Sponsor Transferred Founder Shares		30,000	30,000
Share dividend	1,725,000
Common shares, shares outstanding	10,350,000
Restrictions on transfer period of time after business combination completion					1 year	1 year
Sponsor | Class B Ordinary Shares | Over-allotment option
Related Party Transaction [Line Items]
Common Stock, Shares, Issued					1,350,000	1,350,000
Common shares, shares outstanding					1,350,000	1,350,000
Shares subject to forfeiture					1,350,000	1,350,000
Shares no longer subject to forfeiture					0	0
Percentage of founder shares equal					20.00%	20.00%
Founder Shares | Sponsor | Class B Ordinary Shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days	150 days